Valuation and Qualifying Accounts and Reserves (Schedule II) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 49,420	$ 53,770	$ 54,460
Bad debt expense	29,869	30,393	34,810
Uncollectible accounts written off, net of recoveries	(38,839)	(34,743)	(35,500)
Ending balance	$ 40,450	$ 49,420	$ 53,770